Management's Use of Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Managements Use Of Accounting Judgments Estimates And Assumptions [Abstract]
Management’s Use of Accounting Judgments, Estimates and Assumptions
3.
Management’s Use of Accounting Judgments, Estimates and Assumptions

The preparation of our consolidated financial statements in conformity with IFRS Accounting Standards requires us to make judgments, estimates and assumptions that affect the reported amounts of our revenues, expenses, assets and liabilities and disclosure of contingent liabilities at the end of each reporting period. The uncertainties inherent in these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the assets or liabilities affected in the future years.

Judgments and estimates are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgments, key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next reporting period are consistent with those applied in the most recent annual financial statements. Selected critical judgments and estimates applied in the preparation of the consolidated financial statements are discussed below:

Judgments

In the process of applying our accounting policies, management has made judgments, apart from those involving estimations which have the most significant effect on the amounts recognized in our consolidated financial statements.

Revenue Recognition

Identifying performance obligations

We identify performance obligations by considering whether the promised goods or services in the contract are distinct goods or services. A good or service is distinct when the customer can benefit from the good or service on its own or together with other resources that are readily available to the customer and our promise to transfer the good or service to the customer is separately identifiable from the other promises in the contract.

Revenues earned from multiple-deliverable arrangements offered by our fixed line and wireless businesses are split into separate identifiable performance obligations based on their relative stand-alone selling price in order to reflect the substance of the transaction. The transaction price represents the best evidence of stand-alone selling price for the services we offer since this is the observable price we charge if our services are sold separately. We account for customer contracts in accordance with IFRS 15 and have concluded that the service (telecommunication service) and non-service components (handset or equipment) may be accounted for as separate performance obligations. The handset or equipment is delivered first, followed by the telecommunication service (which is provided over the contract/lock-in period of two to three years). Revenues attributable to the separate performance obligations are based on the allocation of the transaction price relative to the stand-alone selling price.

Installation fees for voice and data services that are not custom-built for the subscribers are considered as a single performance obligation together with monthly service fees, recognized over the estimated average customer relationship period since the subscriber cannot benefit from the installation services on its own or together with other resources that are readily available to the subscriber. On the other hand, installation fees of data services that are custom-built for the subscribers are considered as a separate performance obligation and is recognized upon completion of the installation services. Activation fees for both voice and data services are also considered as a single performance obligation together with monthly service fees, recognized over the estimated average customer relationship period.

Principal versus agent consideration

We enter into contracts with our customers involving multiple deliverable arrangements. We determined that we control the goods before they are transferred to customers, and we can direct the use of the inventory. The following factors indicate that we control the goods before they are being transferred to customers:

a)
We are primarily responsible for fulfilling the promise to provide the specified equipment;
b)
We bear inventory risk on our inventory before it has been transferred to the customer; and
c)
We have discretion in establishing the prices for the other party’s goods or services and, therefore, the benefit that we can receive from those goods or services is not limited. It is incumbent upon us to establish the price of our services to be offered to our subscribers.

Based on the foregoing, we are considered the principal in our contracts with other service providers except for certain VAS arrangements. We have a primary obligation to provide the services to the subscriber.

Timing of revenue recognition

We recognize revenues from contracts with customers over time or at a point in time depending on our evaluation of when the customer obtains control of the promised goods or services and based on the extent of progress towards completion of the performance obligation. For the telecommunication service which is provided over the contract period of two or more years, revenue is recognized monthly as we provide the service because control is transferred over time. For the device, which is sold at the inception of the contract, revenue is recognized at the time of delivery because control is transferred at a point in time.

Identifying methods for measuring progress of revenue recognized over time

We determine the appropriate method of measuring progress which is either using input or output methods. Input method recognizes revenue based on the entity’s efforts or inputs to the satisfaction of a performance obligation while output method recognizes revenue based on direct measurements of the value to the customer of the goods or services transferred to date.

Revenue from telecommunication services is recognized using input method wherein recognition is over time based on the customer subscription period since the customer simultaneously receives and consumes the benefits as the seller renders the services.

Significant financing component

We concluded that the handset component included in contracts with customers has a significant financing component considering the period between the time of the transfer of control over the handset and the customer’s payment of the price of the handset, which is more than one year.

In determining the interest to be applied to the amount of consideration, we concluded that the interest rate is the market interest rate adjusted with credit spread to reflect the customer credit risk that is commensurate with the rate that would be reflected in a separate financing transaction between us and our customer at contract inception.

Estimation of stand-alone selling price

We assessed that the service and non-service components represent separate performance obligations. Thus, the amount of revenues should be recognized based on the allocation of the transaction price to the different performance obligations based on their stand-alone selling prices. The stand-alone selling price is the price at which we sell the goods or services separately to a customer. However, if goods or services are not currently offered separately, we use the adjusted market or cost-plus margin method to determine the stand-alone selling price to be used in the revenue allocation.

Financial Instruments

Evaluation of business models in managing financial instruments

We determine our business model at the level that best reflects how we manage groups of financial assets to achieve our business objectives. Our business model is not assessed on an instrument-by-instrument basis, but on a higher level of aggregated portfolios and is based on observable factors such as:

a.
How the performance of the business model and the financial assets held within that business model are evaluated and reported to the entity’s key management personnel;
b.
The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way those risks are managed; and
c.
The expected frequency, value and timing of sales are also important aspects of our assessment.

The business model assessment is based on reasonably expected scenarios without taking ‘worst case’ or ‘stress case’ scenarios into account. If cash flows after initial recognition are realized in a way that is different from our original expectations, we do not change the classification of the remaining financial assets held in that business model but incorporates such information when assessing newly originated or newly purchased financial assets going forward.

We have determined that for cash and cash equivalents, short-term investments, investment in debt securities and other long-term investments, and trade and other receivables, the business model is to collect the contractual cash flows until maturity.

IFRS 9, however, emphasizes that if more than an infrequent number of sales are made out of a portfolio and those sales are more than insignificant in value, of financial assets carried at amortized cost, we should assess whether and how such sales are consistent with the objective of collecting contractual cash flows.

Definition of default and credit-impaired financial assets

We define a financial instrument as in default, which is fully aligned with the definition of credit-impaired, when it meets one or more of the following criteria:

•
Quantitative criteria

For trade receivables and all other financial assets subject to impairment, default occurs when the receivable becomes 90 days past due, except for trade receivables from corporate subscribers, which are determined to be in default when the receivables become 120 days past due.

•
Qualitative criteria

The counterparty meets unlikeliness to pay criteria, which indicates the counterparty is in significant financial difficulty. These are instances where:

a.
The counterparty is experiencing financial difficulty or is insolvent;
b.
The counterparty is in breach of financial covenant(s);
c.
An active market for that financial asset has disappeared because of financial difficulties;
d.
Concessions have been granted by us, for economic or contractual reasons relating to the counterparty’s financial difficulty;
e.
It is becoming probable that the counterparty will enter bankruptcy or other financial reorganization; and
f.
Financial assets are purchased or originated at a deep discount that reflects the credit losses incurred.

The criteria above have been applied to all financial instruments, except FVPL, held by us and are consistent with the definition of default used for internal credit risk management purposes. The default definition has been applied consistently to the ECL models throughout our expected loss calculation.

Significant increase in credit risk

At each reporting date, we assess whether there has been a significant increase in credit risk for financial assets since initial recognition by comparing the risk of default occurring over the expected life between the reporting date and the date of initial recognition. We consider reasonable and supportable information that is relevant and available without undue cost or effort for this purpose. This includes quantitative and qualitative information and forward-looking analysis.

An exposure will migrate through the ECL stages as asset quality deteriorates. If, in a subsequent period, asset quality improves and also reverses any previously assessed significant increase in credit risk since origination, then the loss allowance measurement reverts from lifetime ECL to 12-month ECL.

Using our judgment and, where possible, relevant historical experience, we may determine that an exposure has undergone a significant increase in credit risk based on particular qualitative indicators that we consider are indicative of such and whose effect may not otherwise be fully reflected in its quantitative analysis on a timely basis.

As a backstop, we consider that a significant increase in credit risk occurs no later than when an asset is more than 30 days past due. Days past due are determined by counting the number of days since the earliest due date elapsed in respect of which full payment has not been received. Due dates are determined without considering any grace period that might be available to the counterparty.

Exposures that have not deteriorated significantly since their origination, or where the deterioration remains within our investment grade criteria, or which are less than 30 days past due, are considered to have a low credit risk. The provision for credit losses for these financial assets is based on a 12-month ECL. The low credit risk exemption has been applied on debt investments that meet the investment grade criteria of the PLDT Group.

Determining the lease term of contracts with renewal and termination options – Company as a Lessee

We apply a single recognition and measurement approach for all leases, except for short-term leases and leases of ‘low-value’ assets. See Section Leases for the accounting policy.

We determine the lease term as the non-cancellable term of the lease, together with any period covered by an option to extend the lease if it is reasonably certain to be exercised, or any period covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

We, as the lessee, have the option under some of our lease agreements to lease the assets for additional terms. We apply judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, we consider all relevant factors that create an economic incentive for us to exercise the renewal. After the commencement date, we reassess the lease term if there is a significant event or change in circumstances that is within our control and affects our ability to exercise or not to exercise the option to renew or to terminate (e.g., a change in business strategy).

We included the renewal period as part of the lease term for leases such as sites, leased circuits and poles due to the significance of these assets to our operations. These leases have a non-cancellable period (i.e., one to 30 years) and there will be a significant negative effect on our provision of services if a replacement is not readily available. Furthermore, the periods covered by termination options are included as part of the lease term only when they are reasonably certain not to be exercised.

See Note 10 – Leases for information on potential future payments relating to periods following the exercise date of extension and termination options that are not included in the lease term.

Sale and Leaseback of Telecom Towers

The accounting for sale and leaseback transaction depends on whether the transfer of the asset qualifies as a sale. We applied judgment to determine whether the transfer of asset is accounted for as a sale based on the requirements for determining when a performance obligation is satisfied in IFRS 15. We also applied estimates and judgment in determining many aspects, among others, the passive telecom assets and land lease as unit of accounts, the fair value of the towers sold, the measurement of the ROU assets retained by us and determining an appropriate discount rate to calculate the present value of the minimum lease payments.

Assets classified as held-for-sale

The criteria for held-for-sale classification are regarded as met only when the sale is highly probable, and the asset is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn.

Smart and DMPI entered into sale and purchase agreements with certain tower companies in connection with the sale of telecom towers and related passive telecom infrastructure. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. Following the completion of the initial transaction with tower companies, Smart and DMPI plan to proceed with the sale of additional telecom towers and related passive infrastructure within a year. With these agreements, we believe that certain conditions were met that qualified the related assets to be reclassified as held-for-sale.

See related discussion in Note 9 – Property and Equipment and Note 10 – Leases.

Accounting for investments in MediaQuest Holdings, Inc., or MediaQuest, through Philippine Depositary Receipts, or PDRs

ePLDT made various investments in PDRs issued by MediaQuest in relation to its direct interest in Satventures, Inc., or Satventures, and indirect interest in Cignal TV, Inc., or Cignal TV.

Based on our judgment, at the PLDT Group level, ePLDT’s investments in PDRs gives ePLDT a significant influence over Satventures and Cignal TV as evidenced by provision of essential technical information and material transactions among PLDT, Smart, Satventures and Cignal TV, and thus are accounted for as investments in associates using the equity method.

See related discussion in Note 11 – Investments in Associates and Joint Ventures – Investments in Associates – Investment of ePLDT in MediaQuest PDRs.

Accounting for investment of PCEV in Maya Bank, Inc., or Maya Bank

The shareholders’ agreement of Voyager Finserve Corporation, or VFC, and Paymaya Finserve Corporation, or PFC, (collectively known as the Bank HoldCos) requires affirmative vote of at least one director nominated by both PCEV and MIH to direct the relevant activities of the Bank HoldCos. The Bank HoldCos were incorporated for the sole purpose of holding shares or equity investments in Maya Bank. Because of the contractual arrangement between the parties, the investments in the Bank HoldCos are accounted for as joint venture.

Accounting for investments in Vega Telecom Inc., or VTI, Bow Arken Holdings Company, or Bow Arken, and Brightshare Holdings, Inc., or Brightshare

PLDT acquired a 50% equity interest in each of VTI, Bow Arken and Brightshare on May 30, 2016. Based on the Memorandum of Agreement, PLDT and Globe Telecom, Inc., or Globe, each has the right to appoint half the members of the Board of Directors of each of VTI, Bow Arken and Brightshare, as well as the (i) co-Chairman of the Board; (ii) co-Chief Executive Officer and President; and (iii) co-Controller where any matter requiring their approval shall be deemed passed or approved if the consents of both co-officers holding the same position are obtained. All decisions of each Board of Directors may only be approved if at least one director nominated by each of PLDT and Globe votes in favor of it.

Based on these rights, PLDT and Globe have joint control over VTI, Bow Arken and Brightshare, which is defined in
IFRS 11, Joint Arrangements, as a contractually agreed sharing of control of an arrangement and exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Consequently, PLDT and Globe classified the joint arrangement as a joint venture in accordance with IFRS 11 given that PLDT and Globe each have the right to 50% of the net assets of VTI, Bow Arken and Brightshare and their respective subsidiaries.

Accordingly, PLDT accounted for the investment in VTI, Bow Arken and Brightshare using the equity method of accounting in accordance with IAS 28. Under the equity method of accounting, the investment is initially recognized at cost and adjusted thereafter for the post-acquisition change in the investor’s share of the investee’s net assets. See Note 11 – Investments in Associates and Joint Ventures – Investment in Joint Ventures – Investments of PLDT in VTI, Bow Arken and Brightshare.

Material partly-owned subsidiaries

Our consolidated financial statements include additional information about subsidiaries that have non-controlling interest, or NCI, that are material to us. See Note 6 – Components of Other Comprehensive Loss. We determined material partly-owned subsidiaries as those with balance of NCI greater than 5% of the total equity as at December 31, 2025 and 2024.

Material associates and joint ventures

Our consolidated financial statements include additional information about associates and joint ventures that are material to us. See Note 11 – Investments in Associates and Joint Ventures. We determined material associates and joint ventures are those investees where our carrying amount of investments is greater than 5% of the total investments in associates and joint ventures as at December 31, 2025 and 2024.

Determining Taxable Profit, Tax Bases, Unused Tax Losses, Unused Tax Credits and Tax Rates

We assess whether we have any uncertain tax position and apply significant judgment in identifying uncertainties over our income tax treatments. We determined based on our assessment that it is probable that our income tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities.

Estimates and Assumptions

The key estimates and assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities recognized in our consolidated financial statements within the next financial year are discussed below. We based our estimates and assumptions on parameters available when our consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond our control. Such changes are reflected in the assumptions when they occur.

Subscriber contract costs

Subscriber contract costs are costs to obtain (i.e., commissions) and costs to fulfill (i.e., installation and CPE costs) in relation to the services we provide to our subscribers. We assessed that these subscriber contract costs are incremental in obtaining and fulfilling our performance obligations. Accordingly, we capitalized subscriber contract costs and amortized as expense over the average customer relationship period.

We apply judgment to estimate the amortization period of subscriber contract costs.

As at December 31, 2025 and 2024, the estimated useful lives of the subscriber contract costs would range from six to seven years.

Further details on subscriber contract costs are disclosed in Note 18 – Prepayments and Other Non-Financial Assets.

Leases – Estimating the incremental borrowing rate, or IBR

In calculating the present value of lease payments, we use the IBR at the lease commencement date if the interest rate implicit in the lease is not readily determinable. IBR is the rate of interest that a lessee would have to pay to borrow over a similar term, similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment.

We use benchmark rates from partner banks based on the tenor of our loan borrowings plus a spread adjustment based on our credit worthiness. See Note 10 – Leases and Note 21 – Deferred Credits and Other Noncurrent Liabilities.

Impairment of non-financial assets

IAS 36 requires that an impairment review be performed when certain impairment indicators are present. In the case of goodwill and intangible assets with indefinite useful life, at a minimum, such assets are subject to an impairment test annually and whenever there is an indication that such assets may be impaired. This requires an estimation of the VIU of the CGUs to which these assets are allocated. The VIU calculation requires us to make an estimate of the expected future cash flows from the CGU and to choose a suitable discount rate in order to calculate the present value of those cash flows.
See Note 14 – Goodwill and Intangible Assets – Impairment Testing of Goodwill for the key assumptions used to determine the VIU of the relevant CGUs.

Determining the recoverable amount of property and equipment, ROU assets, investments in associates and joint ventures, goodwill and intangible assets, prepayments and other noncurrent assets, requires us to make estimates and assumptions in the determination of future cash flows expected to be generated from the continued use and ultimate disposition of such assets. Future events could cause us to conclude that property and equipment, ROU assets, investments in associates and joint ventures, goodwill and intangible assets, and prepayments and other noncurrent assets associated with an acquired business are impaired. Any resulting impairment loss could have a material adverse impact on our financial position and financial performance.

The preparation of estimated future cash flows involves significant estimations and assumptions of future market conditions. While we believe that our assumptions are appropriate and reasonable, significant changes in our assumptions may materially affect our assessment of recoverable values and may lead to future impairment charges.

See Note 4 – Operating Segment Information, Note 5 – Income and Expenses – Asset Impairment, and Note 9 – Property and Equipment.

The carrying values of our property and equipment, ROU assets, investments in associates and joint ventures, goodwill and intangible assets, and prepayments and other non-financial assets are separately disclosed in Note 9 – Property and Equipment, Note 10 – Leases, Note 11 – Investments in Associates and Joint Ventures, Note 14 – Goodwill and Intangible Assets and Note 18 – Prepayments and Other Non-Financial Assets, respectively.

Estimating useful lives of property and equipment

We estimate the useful lives of each item of our property and equipment based on the periods over which our assets are expected to be available for use. Our estimation of the useful lives of our property and equipment is also based on our collective assessment of industry practice, internal technical evaluation and experience with similar assets. The estimated useful lives of each asset are reviewed at least every year-end and updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence and legal or other limitations on the use of our assets. It is possible, however, that future results of operations could be materially affected by changes in our estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of our property and equipment would increase our recorded depreciation and decrease the carrying amount of our property and equipment.

In 2023, PLDT and Smart increased the EUL of Information Technology assets and general computers and peripherals, due to technological advancement allowing extended warranty and Maintenance Agreement. Smart increased the EUL of Self-Supporting Towers due to cost-effective structure which allows future expansion and upgrades of mounting antennas and is designed for durability and resistance to withstand the elements, hence extending the vendor's warranty. Had the affected assets been depreciated using the original EUL, the depreciation would have been higher by Php934 million for the year 2023.

In 2024, the PLDT Group launched further initiatives to continuously modernize its property and equipment to enhance operational efficiencies. On this basis, the Group reassessed the EUL of certain assets, including among others, certain legacy network systems replaced by Transport Network Transformation (TNT) and Core Transformation, Operations Support Systems and Optical Line and Terminal Access equipment. As a result of changes in accounting estimates, the PLDT Group recognized additional depreciation expense of Php5,686 million in the income statement for the year ended
December 31, 2024.

In 2025, based on the internal technical evaluation and assessment of industry practice, PLDT reassessed the EUL of International and Domestic submarine cable systems from 15 years to 25 years, resulting in a reduction in depreciation expense amounting to Php748 million for the year ended December 31, 2025. Conversely, the EUL of certain submarine network cables decreased due to aging and performance issues, resulting in additional depreciation expense of
Php237 million.

PLDT and Smart also recognized additional depreciation expense amounting to Php744 million and Php5,560 million respectively, in 2025, due to modernization of core network equipment and IT assets.

In addition, Smart recognized additional depreciation expense of Php215 million upon the expiration of its lease during the year and the consequent termination of use of and move out from the related office premises.

Overall, the total depreciation and amortization of property and equipment from continuing operations amounted to Php41,881 million, Php41,224 million and Php51,543 million for the years ended December 31, 2025, 2024 and 2023, respectively, while that from discontinued operations amounted to nil for the years ended December 31, 2025 and 2024, and Php2 million for the year ended December 31, 2023. Total carrying values of property and equipment, net of accumulated depreciation and amortization, amounted to Php327,989 million and Php318,069 million as at December 31, 2025 and 2024, respectively. See Note 4 – Operating Segment Information and Note 9 – Property and Equipment.

Investment Properties

We carry our investment properties at fair value, with changes in fair value being recognized in the consolidated income statements and in other comprehensive income for transfers from owner-occupied property to investment property. The fair values of the investment properties have been determined based on appraisal performed by independent firms of appraisers, industry specialists in valuing these types of investment properties.

The valuation for land is based on a market approach valuation technique while the valuation for building and land improvements is based on a cost approach valuation technique using current material and labor costs for improvements based on external and independent reviewers. See Note 13 – Investment Properties.

Recognition of deferred income tax assets

We review the carrying amounts of deferred income tax assets at the end of each reporting period and reduce these to the extent that these are no longer probable that sufficient taxable income will be available to allow all or part of the deferred income tax assets to be utilized. Our assessment on the recognition of deferred income tax assets on deductible temporary differences is based on the level and timing of forecasted taxable income of the subsequent reporting years. This forecast is based on our past results and future expectations on revenues and expenses as well as future tax planning strategies. Based on this, management expects that we will generate sufficient taxable income to allow all or part of our deferred income tax assets to be utilized.

Based on the above assessment, our consolidated unrecognized deferred income tax assets amounted to Php934 million and Php803 million as at December 31, 2025 and 2024, respectively. Total consolidated provision for deferred income tax amounted to Php3,710 million, Php3,401 million and Php1,206 million for the years ended December 31, 2025, 2024 and 2023, respectively. Total consolidated recognized net deferred income tax assets amounted to Php11,582 million and Php14,643 million as at December 31, 2025 and 2024, respectively. See Note 4 – Operating Segment Information and
Note 7 – Income Taxes.

Estimating allowance for ECLs

a.
Measurement of ECLs

ECLs are derived from unbiased and probability-weighted estimates of expected loss, and are measured as follows:

•
Financial assets that are not credit-impaired at the reporting date: as the present value of all cash shortfalls over the expected life of the financial asset discounted by the EIR. The cash shortfall is the difference between the cash flows due to us in accordance with the contract and the cash flows that we expect to receive; and
•
Financial assets that are credit-impaired at the reporting date: as the difference between the gross carrying amount and the present value of estimated future cash flows discounted by the EIR.

We leverage existing risk management indicators (e.g., internal credit risk classification and restructuring triggers), credit risk rating changes and reasonable and supportable information which allow us to identify whether the credit risk of financial assets has significantly increased.

b.
Inputs, assumptions and estimation techniques
•
General approach for cash and cash equivalents, short-term investments, debt securities, and advances and other noncurrent assets

The ECL is measured on either a 12-month or lifetime basis depending on whether a significant increase in credit risk has occurred since initial recognition. We consider the probability of our counterparty to default on its obligation and the expected loss at default after considering the effects of collateral, any potential value when realized and time value of money. Based on our assessment, there is no significant increase in credit risk and the ECL for these financial assets under a general approach is measured on a 12-month basis.

The assumptions underlying the ECL calculation are monitored and reviewed on a quarterly basis.

•
Simplified approach for trade and other receivables and contract assets

The simplified approach does not require the tracking of changes in credit risk but instead requires the recognition of lifetime ECL. For trade receivables and contract assets, we use the simplified approach for calculating ECL. We have considered similarities in underlying credit risk characteristics and behavior in determining the groupings of various customer segments.

We used historically observed default rates and adjusted these historical credit loss experiences with forward-looking information. At every reporting date, the historical default rates are updated and changes in the forward-looking estimates are analyzed.

There have been no significant changes in the estimation techniques used for calculating ECL on trade and other receivables and contract assets.

•
Incorporation of forward-looking information

We incorporated forward-looking information into both our assessment of whether the credit risk of an instrument has increased significantly since its initial recognition and our measurement of ECL.

To do this, management considered a range of relevant forward-looking macroeconomic assumptions and probability weights for the determination of unbiased general industry adjustments and any related specific industry adjustments that support the calculation of ECLs.

The macroeconomic factors are aligned with information used by us for other purposes such as strategic planning and budgeting.

The probability weights used in the calculation of ECLs cover a range of possible outcomes based on the current and projected economic conditions.

We have identified and documented key drivers of credit risk and credit losses of each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macroeconomic variables and credit risk and credit losses.

Predicted relationship between the key indicators and default and loss rates on various portfolios of financial assets have been developed based on analyzing historical data over the past three to eight years. The methodologies and assumptions, including any forecasts of future economic conditions are reviewed regularly.

Due to lack of reasonable and supportable information, we have not identified any uncertain event that was assessed to be relevant to the risk of default occurring, thus we are not able to estimate the impact on ECL.

Total provision for expected credit losses for trade and other receivables from continuing operations amounted to
Php3,838 million, Php3,875 million and Php4,119 million for the years ended December 31, 2025, 2024 and 2023, respectively, while that from discontinued operations amounted to nil for the years ended December 31, 2025 and 2024, and Php4 million for the year ended December 31, 2023. Trade and other receivables, net of allowance for expected credit losses, amounted to Php31,367 million and Php31,612 million as at December 31, 2025 and 2024, respectively. See Note 5 – Income and Expenses and Note 16 – Trade and Other Receivables.

Total impairment losses on contract assets amounted to Php101 million, Php181 million and Php224 million for the years ended December 31, 2025, 2024 and 2023, respectively. Contract assets, net of allowance for expected credit losses, amounted to Php1,487 million and Php1,886 million as at December 31, 2025 and 2024, respectively. See
Note 5 – Income and Expenses – Contract Balances.

•
Grouping of instruments for losses measured on collective basis

A broad range of forward-looking information was considered as economic inputs such as the gross domestic product, or GDP, inflation rate, unemployment rates, export rates, The Group of Twenty, or G20 GDP and G20 inflation rates. For expected credit loss provisions modelled on a collective basis, grouping of exposures is performed on the basis of shared risk characteristics, such that risk exposures within a group are homogeneous. In performing this grouping, there must be sufficient information for the PLDT Group to be statistically acceptable. Where sufficient information is not available internally, then we have considered benchmarking internal/external supplementary data to use for modelling purposes. The characteristics and any supplementary data used to determine groupings are outlined below.

Trade receivables – Groupings for collective measurement

a.
Retail subscribers;
b.
Corporate subscribers;
c.
Foreign administrations and domestic carriers; and
d.
Dealers, agents and others

The following credit exposures are assessed individually:

•
All stage 3 assets, regardless of the class of financial assets; and
•
The cash and cash equivalents, short term investments, investment in debt securities and other financial assets.

Estimating pension benefit costs and other employee benefits

The cost of defined benefit and present value of the pension obligation are determined using the projected unit credit method. An actuarial valuation includes making various assumptions which consist, among other things, discount rates, rates of compensation increases and mortality rates. Further, our accrued benefit cost is affected by the fair value of the plan assets. Key assumptions used to estimate fair value of the unlisted equity investments included in the plan assets consist of revenue growth rate, direct costs, capital expenditures, discount rates and terminal growth rates. See Note 25 – Pension and Other Employee Benefits. Due to complexity of valuation, the underlying assumptions and its long-term nature, a defined benefit obligation is highly sensitive to changes in assumptions. While we believe that our assumptions are reasonable and appropriate, significant differences in our actual experience or significant changes in our assumptions may materially affect our cost for pension and other retirement obligations. All assumptions are reviewed every year-end.

The net consolidated pension benefit costs amounted to Php1,434 million, Php1,441 million and Php1,426 million for the years ended December 31, 2025, 2024 and 2023, respectively. The prepaid benefit costs amounted to Php810 million and Php975 million as at December 31, 2025 and 2024, respectively. The accrued benefit costs amounted to Php3,810 million and Php3,548 million as at December 31, 2025 and 2024, respectively. See Note 5 – Income and Expenses – Compensation and Employee Benefits, Note 18 – Prepayments and Note 25 – Pension and Other Employee Benefits.

Long-term Incentive Plan, LTIP

The Executive Compensation Committee (ECC) of the PLDT Board of Directors approved the LTIP covering the years 2022 to 2026, on December 23, 2021. It covers two cycles and is intended to provide incentive compensation in the form of cash to key officers, executives and other eligible participants who are consistent performers, compliant with codes of conduct and contributors to our strategic and financial goals, with defined metrics based on the achievement of telco core income, customer experience and sustainability. The target metrics for sustainability are expected to capture the Company’s performance in various ESG materiality areas, including but not limited to, climate action such as initiatives to reduce energy consumption and greenhouse gas (GHG) emissions, employee and customer welfare, diversity and inclusion, cybersecurity and data privacy, and business ethics. Cycle 1 covered the performance period from 2022 to 2024 and was settled in 2025 based on the achievement of performance targets. Cycle 2, which is intended to cover the performance period from 2025 to 2026, is still subject to the ECC’s evaluation. Accordingly, the expense accrued for the LTIP for the year ended
December 31, 2025 amounted to nil. The expense accrued for the years ended December 31, 2024 and 2023 amounted to Php1,136 million and Php839 million, respectively.

The accrued incentive payable amounted to nil and Php3,406 million as at December 31, 2025 and 2024, respectively. See Note 5 – Income and Expenses – Compensation and Employee Benefits and Note 25 – Pension and Other Employee Benefits – Other Long-term Employee Benefits.

Provision for asset retirement obligations

Provision for asset retirement obligations is recognized in the period in which this is incurred if a reasonable estimate can be made. This requires an estimation of the cost to restore or dismantle on a per square meter basis, depending on the location, and is based on the best estimate of the expenditure required to settle the obligation at the future restoration or dismantlement date, discounted using a pre-tax rate that reflects the current market assessment of the time value of money and, where appropriate, the risk specific to the liability. Total provision for asset retirement obligations amounted to Php1,836 million and Php1,752 million as at December 31, 2025 and 2024, respectively. See Note 21 – Deferred Credits and Other Noncurrent Liabilities.

Provision for legal contingencies and tax assessments

We are currently involved in various legal proceedings and tax assessments. Our estimates of the probable costs for the resolution of these claims have been developed in consultation with our counsel handling the defense in these matters and are based upon our analysis of potential results. Based on management’s assessment, appropriate provisions were made. We currently do not believe these proceedings could materially reduce our revenues and profitability. It is possible, however, that future financial position and performance could be materially affected by changes in our estimates or the effectiveness of our strategies relating to these proceedings and assessments. See Note 26 – Provisions and Contingencies.

Determination of fair values of financial assets and financial liabilities

When the fair value of financial assets and financial liabilities recorded in our consolidated statements of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flows model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Other than those whose carrying amounts are reasonable approximations of fair values, total fair values of noncurrent financial assets and noncurrent financial liabilities as at December 31, 2025 amounted to Php3,322 million and
Php274,220 million, respectively, while the total fair values of noncurrent financial assets and noncurrent financial liabilities as at December 31, 2024 amounted to Php3,079 million and Php247,962 million, respectively. See Note 27 – Financial Assets and Liabilities.